UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM I	SCHEDULE OF INVESTMENTS

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Air Freight & Logistics — 10.5%
750,000	FedEx Corp.	$56,415,000
875,000	United Parcel Service, Inc., Class B	49,411,250

		105,826,250

	Automobiles — 5.7%
8,000,000	Ford Motor Co.(b)	57,680,000

	Capital Markets — 9.8%
535,000	Goldman Sachs Group, Inc. (The)	98,627,250

	Commercial Banks — 16.0%
3,880,800	Banco Bradesco SA, Sponsored ADR	77,189,112
4,126,705	Itau Unibanco Holding SA, ADR	83,153,106

		160,342,218

	Computers & Peripherals — 5.1%
430,000	International Business Machines Corp.	51,432,300

	Diversified Financial Services — 4.1%
950,000	JPMorgan Chase & Co.	41,629,000

	Energy Equipment & Services — 4.5%
750,000	Schlumberger Ltd.	44,700,000

	Food & Staples Retailing — 5.5%
1,532,300	CVS Caremark Corp.	54,764,402

	Health Care Providers & Services — 3.8%
816,000	WellPoint, Inc.(b)	38,645,760

	Hotels, Restaurants & Leisure — 1.4%
500,000	Marriott International, Inc., Class A	13,795,000

	Insurance — 1.9%
500,000	MetLife, Inc.	19,035,000

	Internet Software & Services — 5.8%
148,000	Baidu, Inc., Sponsored ADR(b)	57,875,400

	Metals & Mining — 10.6%
830,000	Freeport-McMoRan Copper & Gold, Inc.	56,946,300
2,150,000	Vale SA, Sponsored ADR	49,729,500

		106,675,800

	Software — 3.5%
1,700,000	Oracle Corp.	35,428,000

	Specialty Retail — 5.0%
1,335,600	Best Buy Co., Inc.	50,111,712

	Tobacco — 5.6%
1,150,000	Philip Morris International, Inc.	56,051,000

	Total Common Stocks (Identified Cost $799,060,549)	992,619,092

Principal Amount
Short-Term Investments — 0.5%
$5,155,000	American Express Credit Corp., Commercial Paper, 0.030%, 10/01/2009 (Identified Cost $5,155,000)	5,155,000

	Total Investments — 99.3% (Identified Cost $804,215,549)(a)	997,774,092
	Other assets less liabilities—0.7%	6,609,348

	Net Assets — 100.0%	$1,004,383,440

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation or the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

1

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $804,215,549 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$202,899,547
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,341,004)

Net unrealized appreciation	$193,558,543

At December 31, 2008, the Fund had a capital loss carryforward of approximately $81,851,673 which expires on December 31, 2016. At December 31, 2008, post-October capital loss deferrals were $54,376,238. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3—prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$992,619,092	$—	$—	$992,619,092
Short-Term Investment	—	5,155,000	—	5,155,000

Total	$992,619,092	$5,155,000	$—	$997,774,092

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2009 (Unaudited)

Commercial Banks	16.0%
Metals & Mining	10.6
Air Freight & Logistics	10.5
Capital Markets	9.8
Internet Software & Services	5.8
Automobiles	5.7
Tobacco	5.6
Food & Staples Retailing	5.5
Computers & Peripherals	5.1
Specialty Retail	5.0
Energy Equipment & Services	4.5
Diversified Financial Services	4.1
Health Care Providers & Services	3.8
Software	3.5
Other Investments, less than 2% each	3.3
Short-Term Investments	0.5

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Australia — 3.7%
22,016	BHP Billiton Ltd.	$726,099
14,610	Commonwealth Bank of Australia	663,680
26,410	CSL Ltd.	778,276
16,224	Rio Tinto Ltd.	843,170
30,013	Westpac Banking Corp.	692,635

		3,703,860

	Belgium — 0.8%
16,527	Anheuser-Busch InBev NV	758,059

	Brazil — 4.6%
46,254	Companhia Energetica de Minas Gerais, Sponsored ADR	703,061
40,005	Itau Unibanco Holding SA, ADR	806,101
16,519	Petroleo Brasileiro SA, ADR	758,222
15,401	Petroleo Brasileiro SA, Sponsored ADR	605,413
39,073	Vale SA, Sponsored ADR	903,758
40,453	Vale SA, Sponsored Preference ADR	829,691

		4,606,246

	Canada — 5.1%
15,667	Bank of Nova Scotia	715,123
41,423	Cameco Corp.	1,151,559
14,030	IGM Financial, Inc.	556,404
38,973	Manulife Financial Corp.	816,095
16,411	Rogers Communications, Inc., Class B	463,367
13,976	Shoppers Drug Mart Corp.	573,582
24,339	Suncor Energy, Inc.	841,156

		5,117,286

	China — 8.6%
538,000	Agile Property Holdings Ltd.	629,175
1,095,000	China Communications Construction Co. Ltd., Class H	1,179,736
848,000	China Construction Bank Corp., Class H	675,626
243,500	China Merchants Bank Co. Ltd., Class H	540,463
181,500	China Shenhua Energy Co. Ltd., Class H	783,208
1,312,410	Denway Motors Ltd.	585,217
1,578,000	Industrial and Commercial Bank of China Ltd., Class H	1,181,442
450,000	PetroChina Co. Ltd., Class H	511,340
67,000	Ping An Insurance (Group) Co. of China Ltd., Class H	530,834
63,800	Tencent Holdings Ltd.	1,028,894
179,600	Weichai Power Co. Ltd., Class H	942,342

		8,588,277

	Denmark — 1.9%
16,160	Novo Nordisk A/S, Class B	1,016,366
12,744	Vestas Wind Systems A/S(b)	928,948

		1,945,314

	France — 11.5%
19,471	ArcelorMittal	726,018
73,216	Axa SA	1,987,440
19,953	BNP Paribas	1,601,268
19,953	BNP Paribas, Rights(b)	43,213
9,811	Carrefour SA	446,647
18,408	Electricite de France	1,095,729
22,942	France Telecom SA	611,792
14,007	GDF Suez	623,628
24,928	Groupe Danone	1,507,895
7,268	Iliad SA	820,963
4,818	PPR	619,867
16,222	Total SA	964,229
8,386	Total SA, Sponsored ADR	496,954

		11,545,643

	Germany — 5.5%
23,502	Adidas AG	1,241,928
7,760	Bayer AG	537,128
8,273	Deutsche Boerse AG	674,887
19,187	SAP AG	930,384
12,974	SAP AG, Sponsored ADR	634,039
8,218	Siemens AG (Registered)	756,715
4,633	Wacker Chemie AG	720,560

		5,495,641

	Hong Kong — 2.5%
859,200	China State Construction International Holdings Ltd.	334,498
104,700	Esprit Holdings Ltd.	701,550
148,000	Hang Lung Properties Ltd.	543,755
238,000	Li & Fung Ltd.	970,335

		2,550,138

	India — 2.4%
6,483	HDFC Bank Ltd., ADR	767,393
33,254	Infosys Technologies Ltd., Sponsored ADR	1,612,486

		2,379,879

	Israel — 0.5%
9,982	Teva Pharmaceutical Industries Ltd., Sponsored ADR	504,690

	Italy — 1.8%
33,866	ENI SpA	846,271
32,524	Saipem SpA	982,309

		1,828,580

	Japan — 12.2%
86,000	Bank of Yokohama (The) Ltd.	420,043
12,400	Canon, Inc.	496,823
8,100	FANUC Ltd.	723,419
711	Jupiter Telecommunications Co. Ltd.	687,538
68	KDDI Corp.	382,570
68,300	Mitsubishi UFJ Financial Group, Inc.	365,005
28,000	NGK Insulators Ltd.	646,024
2,400	Nintendo Co. Ltd.	612,025
53,100	Nomura Holdings, Inc.	325,496
16,600	Seven & I Holdings Co. Ltd.	396,195
20,700	Shin-Etsu Chemical Co. Ltd.	1,269,908
39,000	Shionogi & Co. Ltd.	922,559
180	Sony Financial Holdings, Inc.	515,022
42,600	Sumitomo Corp.	437,063
124,000	Sumitomo Trust & Banking Co. Ltd.	655,191
10,200	TERUMO Corp.	559,414
30,200	THK Co. Ltd.	590,145
27,400	Toyota Motor Corp.	1,089,712

1

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
17,690	Yamada Denki Co. Ltd.	$1,193,493

		12,287,645

	Korea — 2.6%
14,540	KB Financial Group, Inc., ADR(b)	748,374
1,563	Samsung Electronics Co. Ltd.	1,079,079
2,133	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	727,353

		2,554,806

	Luxembourg — 0.9%
12,769	Millicom International Cellular SA(b)	928,817

	Mexico — 1.3%
17,004	America Movil SAB de CV, Series L, ADR	745,285
15,653	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	542,690

		1,287,975

	Norway — 1.8%
145,054	Renewable Energy Corp. A/S(b)	1,278,543
41,243	Subsea 7, Inc.(b)	555,491

		1,834,034

	Russia — 2.3%
49,584	Gazprom, Sponsored ADR	1,152,828
9,882	LUKOIL, Sponsored ADR	535,604
53,600	MMC Norilsk Nickel, ADR(b)	664,640

		2,353,072

	Singapore — 0.6%
67,000	DBS Group Holdings Ltd.	628,883

	South Africa — 0.5%
32,887	MTN Group Ltd.	536,508

	Spain — 3.5%
94,768	Banco Santander Central Hispano SA	1,530,919
30,156	Gamesa Corp., Tecnologica SA	678,523
8,286	Industria de Diseno Textil S.A.	476,475
30,010	Telefonica SA	830,285

		3,516,202

	Switzerland — 8.6%
66,668	ABB Ltd., (Registered)(b)	1,340,584
30,470	Credit Suisse Group, (Registered)	1,695,285
33,013	Logitech International SA, (Registered)(b)	606,779
4,844	Lonza Group AG, (Registered)	528,700
36,076	Nestle SA, (Registered)	1,540,108
20,869	Novartis AG, (Registered)	1,048,266
8,578	Roche Holding AG	1,386,965
2,034	Syngenta AG, (Registered)	467,424

		8,614,111

	Taiwan — 0.7%
371,927	Taiwan Semiconductor Manufacturing Co. Ltd.	736,043

	United Kingdom — 14.7%
308,394	ARM Holdings PLC	710,311
49,826	Autonomy Corp. PLC(b)	1,300,962
145,467	Barclays PLC(b)	862,085
34,902	BG Group PLC	608,306
41,237	BHP Billiton PLC	1,129,332
66,356	British Sky Broadcasting PLC	607,848
47,513	Eurasian Natural Resources Corp.	667,819
62,368	HSBC Holdings PLC	714,474
149,693	ICAP PLC	1,014,630
162,763	Man Group PLC	864,390
100,377	Prudential PLC	967,417
115,737	Smith & Nephew PLC	1,039,379
58,528	Standard Chartered PLC	1,445,721
185,998	Tesco PLC	1,190,695
32,206	Vedanta Resources PLC	980,191
278,192	Vodafone Group PLC	624,942

		14,728,502

	Total Common Stocks (Identified Cost $92,115,932)	99,030,211

Preferred Stocks — 0.5%
	Germany — 0.5%
12,269	Henkel AG & Co. KGaA (Identified Cost $449,266)	527,527

Exchange Traded Funds — 0.7%
	United States — 0.7%
9,642	iShares MSCI EAFE Index Fund	527,417
3,548	iShares MSCI Emerging Markets Index	138,053

	Total Exchange Traded Funds (Identified Cost $604,178)	665,470

Principal Amount
Short-Term Investments — 0.2%
$175,421	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $175,421 on 10/01/2009, collateralized by $180,000 Federal National Mortgage Association, 3.000% due 01/13/2014 valued at $180,900 including accrued interest(c) (Identified Cost $175,421)	175,421

	Total Investments — 100.0% (Identified Cost $93,344,797)(a)	100,398,629
	Other assets less liabilities—0.0%	(375)

	Net Assets — 100.0%	$100,398,254

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuation for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationship between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value. At September 30, 2009, approximately 78% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment companies):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $93,595,449 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,163,941
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,360,761)

Net unrealized appreciation	$6,803,180

At December 31, 2008 post-October capital loss deferrals were $4,646,134. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $727,353 or 0.7% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,703,860	$—	$3,703,860
Belgium	—	758,059	—	758,059
Brazil	4,606,246	—	—	4,606,246
Canada	5,117,286	—	—	5,117,286
China	—	8,588,277	—	8,588,277
Denmark	—	1,945,314	—	1,945,314
France	496,954	11,048,689	—	11,545,643
Germany	634,039	4,861,602	—	5,495,641
Hong Kong	—	2,550,138	—	2,550,138
India	2,379,879	—	—	2,379,879
Israel	504,690	—	—	504,690
Italy	—	1,828,580	—	1,828,580
Japan	—	12,287,645	—	12,287,645
Korea	1,475,727	1,079,079	—	2,554,806
Luxembourg	928,817	—	—	928,817
Mexico	1,287,975	—	—	1,287,975
Norway	—	1,834,034	—	1,834,034
Russia	2,353,072	—	—	2,353,072
Singapore	—	628,883	—	628,883
South Africa	—	536,508	—	536,508
Spain	—	3,516,202	—	3,516,202
Switzerland	606,779	8,007,332	—	8,614,111
Taiwan	—	736,043	—	736,043
United Kingdom	—	14,728,502	—	14,728,502

Total Common Stocks	20,391,464	78,638,747	—	99,030,211

Preferred Stocks
Germany	—	527,527	—	527,527
Exchange Traded Funds
United States	665,470	—	—	665,470

Short-Term Investments	175,421	—	—	175,421

Total	$21,232,355	$79,166,274	$—	$100,398,629

4

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

  Industry Summary at September 30, 2009 (Unaudited)

Commercial Banks	15.0%
Oil, Gas & Consumable Fuels	9.2
Metals & Mining	7.4
Pharmaceuticals	5.4
Insurance	4.8
Capital Markets	4.4
Electrical Equipment	4.2
Wireless Telecommunication Services	3.7
Software	3.5
Semiconductors & Semiconductor Equipment	3.2
Food & Staples Retailing	3.1
Food Products	3.0
Machinery	2.9
Chemicals	2.4
Specialty Retail	2.4
Diversified Telecommunication Services	2.3
Other Investments, less than 2% each	22.9
Short-Term Investments	0.2

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

  Currency Exposure at September 30, 2009 as Percentage of Net Assets (Unaudited)

Euro	22.5%
United States Dollar	18.8
British Pound	14.0
Japanese Yen	12.2
Hong Kong Dollar	11.8
Swiss Franc	8.0
Australian Dollar	3.7
Canadian Dollar	2.3
Other, less than 2% each	6.7

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

5

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 59.8% of Net Assets
	ABS Car Loan — 0.2%
$100,000	ARG Funding Corp., Series 2005-2A, Class A5, 144A, 0.406%, 5/20/2011(b)	$100,000

	ABS Credit Card — 0.2%
100,000	American Express Credit Account Master Trust, Series 2006-2, Class C, 144A, 5.650%, 1/15/2014	102,422

	ABS Other — 0.2%
100,000	Sierra Receivables Funding Company, Series 2009-3A, Class A1, 144A, 7.620%, 7/20/2026	100,000

	Aerospace & Defense — 0.2%
115,000	Bombardier, Inc., 7.350%, 12/22/2026 (CAD)	96,532

	Airlines — 1.4%
35,000	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 7/02/2019	37,010
960,315	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	797,062

		834,072

	Automotive — 1.4%
115,000	Cummins, Inc., 7.125%, 3/01/2028	108,962
10,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	9,712
230,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	213,386
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	34,800
480,000	Harley-Davidson Funding Corp., 144A, 6.800%, 6/15/2018	467,411

		834,271

	Banking — 2.5%
325,000	Bank of America Corp., 5.420%, 3/15/2017	310,524
75,000	Citigroup, Inc., 5.000%, 9/15/2014	71,369
145,000	Citigroup, Inc., 5.500%, 2/15/2017	134,897
15,000	Citigroup, Inc., 5.850%, 12/11/2034	12,875
20,000	Citigroup, Inc., 5.875%, 5/29/2037	17,438
437,254	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011	341,364
3,339,258,780	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012 (IDR)	270,146
100,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	95,116
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	93,375
115,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	116,468

		1,463,572

	Building Materials — 1.2%
170,000	Masco Corp., 5.850%, 3/15/2017	156,782
85,000	Owens Corning, Inc., 6.500%, 12/01/2016	82,934
525,000	USG Corp., 6.300%, 11/15/2016	446,250

		685,966

	Chemicals — 0.3%
200,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	111,250
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	46,735

		157,985

	Collateralized Mortgage Obligation — 0.0%
34,860	Banc of America Alternative Loan Trust, Series 2005-10, Class 1CB1, 0.646%, 11/25/2035(b)	22,833

	Commercial Mortgage-Backed Securities — 1.6%
75,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.816%, 12/10/2049(b)	67,584
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	208,848
250,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.918%, 7/10/2038(b)	228,725
100,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	90,044
25,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	22,155
115,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.746%, 2/12/2049(b)	98,438
115,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	101,492
125,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	112,553

		929,839

	Construction Machinery — 0.8%
80,000	Joy Global, Inc., 6.000%, 11/15/2016	79,718
400,000	Joy Global, Inc., 6.625%, 11/15/2036	372,709

		452,427

	Consumer Products — 0.1%
75,000	Fortune Brands, Inc., 5.875%, 1/15/2036	64,119
20,000	Hasbro, Inc., Senior Debenture, 6.600%, 7/15/2028	19,028

		83,147

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Diversified Financial Services — 0.0%
$10,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	$9,312

	Diversified Manufacturing — 0.2%
90,000	Textron, Inc., 7.250%, 10/01/2019	91,200

	Electric — 0.1%
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	9,000
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	62,440

		71,440

	Entertainment — 0.8%
425,000	Time Warner, Inc., 6.625%, 5/15/2029	436,087
35,000	Time Warner, Inc., 6.950%, 1/15/2028	36,901

		472,988

	Government Guaranteed — 0.3%
170,000	Morgan Stanley, 1.950%, 6/20/2012	171,717

	Government Owned - No Guarantee — 0.5%
320,000	DP World Ltd., 144A, 6.850%, 7/02/2037	281,436

	Healthcare — 2.8%
610,000	HCA, Inc., 6.500%, 2/15/2016	541,375
25,000	HCA, Inc., 7.050%, 12/01/2027	18,960
5,000	HCA, Inc., 7.500%, 12/15/2023	4,036
460,000	HCA, Inc., 7.500%, 11/06/2033	355,937
310,000	HCA, Inc., 7.690%, 6/15/2025	251,737
20,000	HCA, Inc., 8.360%, 4/15/2024	16,275
135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	109,221
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	23,514
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	311,058

		1,632,113

	Home Construction — 1.5%
50,000	D.R. Horton, Inc., 5.250%, 2/15/2015	46,625
25,000	D.R. Horton, Inc., 5.625%, 9/15/2014	24,125
30,000	D.R. Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	28,050
125,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015	119,375
105,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	102,375
140,000	Lennar Corp., Series B, 5.600%, 5/31/2015	129,150
80,000	Pulte Homes, Inc., 6.000%, 2/15/2035	60,400
470,000	Pulte Homes, Inc., 6.375%, 5/15/2033	361,900

		872,000

	Independent Energy — 0.6%
195,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	169,245
50,000	Talisman Energy, Inc., 5.850%, 2/01/2037	48,092
120,000	Talisman Energy, Inc., 6.250%, 2/01/2038	122,416

		339,753

	Local Authorities — 0.8%
375,000	Province of Ontario Canada, 4.200%, 3/08/2018 (CAD)	363,697
140,000	Province of Quebec Canada, 6.750%, 11/09/2015 (NZD)	101,881

		465,578

	Lodging — 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	27,300

	Media Cable — 1.5%
890,000	Comcast Corp., 5.650%, 6/15/2035	860,780

	Media Non-Cable — 1.0%
80,000	Intelsat Corp., 6.875%, 1/15/2028	66,400
520,000	News America, Inc., 6.200%, 12/15/2034	511,616

		578,016

	Metals & Mining — 0.5%
310,000	Newmont Mining Corp., 5.875%, 4/01/2035	303,584

	Municipal — 0.1%
50,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034(c)	39,973

	Non-Captive Consumer — 1.5%
555,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	388,156
85,000	SLM Corp., MTN, 5.050%, 11/14/2014	62,483
70,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,724
90,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	67,060
25,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	15,678
10,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	7,654
87,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	54,604
165,000	SLM Corp., Series A, MTN, 6.500%, 6/15/2010 (NZD)(c)(d)	111,694

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Principal Amount (‡)		Description	Value (†)
		Non-Captive Consumer — continued
$125,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	$99,688

			862,741

		Non-Captive Diversified — 2.6%
60,000		GATX Corp., 4.750%, 10/01/2012	60,364
900,000		General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012 (SGD)	607,237
15,000		General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014 (NZD)	10,989
800,000		General Electric Capital Corp., Series A, MTN, 3.485%, 3/08/2012 (SGD)	549,326
120,000		GMAC, Inc., 144A, 6.625%, 5/15/2012	110,400
138,000		GMAC, Inc., 144A, 6.750%, 12/01/2014	117,300
64,000		GMAC, Inc., 144A, 8.000%, 11/01/2031	51,520

			1,507,136

		Oil Field Services — 0.1%
45,000		Nabors Industries, Inc., 6.150%, 2/15/2018	45,112

		Paper — 1.7%
5,000		Georgia-Pacific Corp., 7.250%, 6/01/2028	4,450
25,000		Georgia-Pacific Corp., 7.375%, 12/01/2025	22,500
385,000		Georgia-Pacific Corp., 7.750%, 11/15/2029	354,200
400,000		Georgia-Pacific Corp., 8.000%, 1/15/2024	396,000
95,000		Georgia-Pacific Corp., 8.875%, 5/15/2031	95,950
20,000		Westvaco Corp., 8.200%, 1/15/2030	19,617
10,000		Weyerhaeuser Co., 6.875%, 12/15/2033	8,331
125,000		Weyerhaeuser Co., 7.375%, 3/15/2032	110,723

			1,011,771

		Pharmaceuticals — 0.4%
255,000		Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	259,781

		Pipelines — 0.4%
75,000		DCP Midstream LP, 144A, 6.450%, 11/03/2036	67,930
100,000		Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	94,299
45,000		ONEOK Partners LP, 6.650%, 10/01/2036	47,951

			210,180

		Property & Casualty Insurance — 0.8%
15,000		OneBeacon US Holdings, Inc., 5.875%, 5/15/2013	14,331
505,000		White Mountains RE Group, 144A, 6.375%, 3/20/2017	451,480

			465,811

		Railroads — 0.1%
55,000		Canadian Pacific Railway Co., 5.950%, 5/15/2037	54,269

		REITs — 0.0%
10,000		ProLogis, 5.750%, 4/01/2016	8,945
15,000		ProLogis, 6.625%, 5/15/2018	13,851

			22,796

		Retailers — 3.9%
400,000		Dillard’s, Inc., 6.625%, 1/15/2018	304,000
205,000		Dillard’s, Inc., Class A, 7.000%, 12/01/2028	136,325
326,000		Home Depot, Inc., 5.875%, 12/16/2036	316,287
715,000		J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	589,875
10,000		Macy’s Retail Holdings, Inc., 5.900%, 12/01/2016	9,162
30,000		Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	23,635
100,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	72,899
225,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	177,495
725,000		Toys R Us, Inc., 7.375%, 10/15/2018	630,750
5,000		Toys R Us, Inc., 7.875%, 4/15/2013	4,800

			2,265,228

		Sovereigns — 2.5%
16,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023 (MXN)	116,245
235,000		New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010 (AUD)	213,561
1,060,000		New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017 (AUD)(e)	915,766
400,000		Republic of Brazil, 12.500%, 1/05/2016 (BRL)	248,025

			1,493,597

		Supermarket — 0.4%
320,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	247,200

		Supranational — 1.9%
921,000,000		European Investment Bank, EMTN, 144A, Zero Coupon, 4/24/2013 (IDR)	67,829
1,000,000		European Investment Bank, EMTN, 144A, 4.600%, 1/30/2037 (CAD)	822,678

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Supranational — continued
38,500,000	International Bank for Reconstruction & Development, 9.500%, 5/27/2010 (ISK)	$251,040

		1,141,547

	Technology — 3.3%
10,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	9,825
920,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	700,350
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	296,888
340,000	Avnet, Inc., 6.000%, 9/01/2015	350,050
115,000	BMC Software, Inc., 7.250%, 6/01/2018(c)	124,502
15,000	Intel Corp., 2.950%, 12/15/2035	13,388
120,000	Kla-Tencor Corp., 6.900%, 5/01/2018	125,432
15,000	Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	14,231
75,000	Motorola, Inc., 5.220%, 10/01/2097	41,180
125,000	Motorola, Inc., 6.500%, 11/15/2028	103,101
135,000	Motorola, Inc., 6.625%, 11/15/2037	113,063
40,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(f)	22,400
25,000	Nortel Networks Ltd., 6.875%, 9/01/2023(f)	7,000

		1,921,410

	Transportation Services — 0.4%
30,000	Erac USA Finance Co., 144A, 6.375%, 10/15/2017	30,119
10,000	Erac USA Finance Co., 144A, 6.700%, 6/01/2034	8,878
210,000	Erac USA Finance Co., 144A, 7.000%, 10/15/2037	196,583

		235,580

	Treasuries — 13.7%
25,000	Canadian Government, 2.000%, 9/01/2012 (CAD)	23,414
140,000	Canadian Government, 4.500%, 6/01/2015 (CAD)	143,345
220,000	New Zealand Government Bond, 6.000%, 12/15/2017 (NZD)	162,689
509,983	U.S. Treasury Bond, 2.000%, 1/15/2026(g)	508,867
394,173	U.S. Treasury Bond, 2.375%, 1/15/2025(g)	413,266
309,697	U.S. Treasury Bond, 2.375%, 1/15/2027(g)	325,472
1,091,979	U.S. Treasury Bond, 3.375%, 4/15/2032(g)	1,348,253
733,122	U.S. Treasury Note, 1.625%, 1/15/2015(g)	746,868
339,240	U.S. Treasury Note, 1.625%, 1/15/2018	342,632
316,599	U.S. Treasury Note, 1.875%, 7/15/2013(g)	327,087
465,028	U.S. Treasury Note, 1.875%, 7/15/2015(g)	480,432
489,527	U.S. Treasury Note, 2.000%, 1/15/2014(g)	506,966
485,575	U.S. Treasury Note, 2.000%, 7/15/2014(g)	504,695
287,544	U.S. Treasury Note, 2.000%, 1/15/2016(g)	298,327
469,885	U.S. Treasury Note, 2.375%, 1/15/2017(g)	499,987
607,854	U.S. Treasury Note, 2.500%, 7/15/2016(g)	651,543
467,600	U.S. Treasury Note, 2.625%, 7/15/2017(g)	507,638
233,569	U.S. Treasury Note, 3.000%, 7/15/2012(g)	248,313

		8,039,794

	Wireless — 2.3%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036 (MXN)	232,941
75,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	67,312
55,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	51,013
500,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	442,500
580,000	Sprint Capital Corp., 6.875%, 11/15/2028	484,300
109,000	Sprint Nextel Corp., 6.000%, 12/01/2016	97,282

		1,375,348

	Wirelines — 3.0%
40,000	CenturyTel, Inc., Series G, 6.875%, 1/15/2028	37,912
300,000	Embarq Corp., 7.995%, 6/01/2036	313,444
225,000	Frontier Communications Corp., 7.125%, 3/15/2019	212,062
100,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	96,625
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	112,050
70,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	61,688
215,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	176,837
255,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028	192,525
15,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	12,675
140,000	Qwest Corp., 6.875%, 9/15/2033	113,400
315,000	Qwest Corp., 7.250%, 10/15/2035	253,575

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$59,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	$57,517
122,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	124,659

		1,764,969

	Total Bonds and Notes (Identified Cost $36,100,802)	35,004,526

Shares
Common Stocks — 36.9%
	Aerospace & Defense — 0.5%
1,795	General Dynamics Corp.	115,957
2,173	Honeywell International, Inc.	80,727
1,879	Northrop Grumman Corp.	97,238

		293,922

	Beverages — 0.2%
1,841	Coca-Cola Co. (The)	98,862

	Biotechnology — 0.0%
1,695	EPIX Pharmaceuticals, Inc.(h)	24
5	EPIX Pharmaceuticals, Inc., Contingent Value Rights(h)	—

		24

	Building Products — 0.1%
5,549	Masco Corp.	71,693

	Chemicals — 1.2%
4,837	Dow Chemical Co. (The)	126,101
3,458	Eastman Chemical Co.	185,141
1,890	International Flavors & Fragrances, Inc.	71,688
2,805	PPG Industries, Inc.	163,279
3,607	RPM International, Inc.	66,693
1,932	Sensient Technologies Corp.	53,652
1,741	Valspar Corp.	47,895

		714,449

	Commercial Banks — 0.9%
2,631	BancorpSouth, Inc.	64,223
2,594	Bank of Hawaii Corp.	107,755
3,974	BB&T Corp.	108,252
5,129	F.N.B. Corp.	36,467
3,386	FirstMerit Corp.	64,436
2,909	Trustmark Corp.	55,416
2,211	United Bankshares, Inc.	43,313
2,965	Valley National Bancorp	36,440

		516,302

	Commercial Services & Supplies — 0.9%
3,163	Avery Dennison Corp.	113,899
5,518	Deluxe Corp.	94,358
3,485	Pitney Bowes, Inc.	86,602
4,947	R. R. Donnelley & Sons Co.	105,173
2,133	Republic Services, Inc.	56,674
2,107	Waste Management, Inc.	62,831

		519,537

	Containers & Packaging — 0.1%
2,607	Sonoco Products Co.	71,797

	Distributors — 0.2%
2,340	Genuine Parts Co.	89,060

	Diversified Telecommunication Services — 0.5%
3,292	AT&T, Inc.	88,917
5,828	CenturyTel, Inc.	195,821

		284,738

	Electric Utilities — 1.7%
3,146	American Electric Power Co., Inc.	97,494
2,007	Cleco Corp.	50,336
3,094	DPL, Inc.	80,753
2,145	Edison International	72,029
2,102	Entergy Corp.	167,866
2,314	FirstEnergy Corp.	105,796
2,059	FPL Group, Inc.	113,719
2,064	Northeast Utilities	48,999
3,955	Pinnacle West Capital Corp.	129,803
2,580	PPL Corp.	78,277
2,053	Unisource Energy Corp.	63,130

		1,008,202

	Electrical Equipment — 0.4%
2,306	Emerson Electric Co.	92,425
2,766	Hubbell, Inc., Class B	116,172

		208,597

	Energy Equipment & Services — 0.1%
3,315	Patterson-UTI Energy, Inc.	50,057

	Food & Staples Retailing — 0.1%
2,045	Sysco Corp.	50,818

	Food Products — 0.3%
1,634	General Mills, Inc.	105,197
2,487	Kraft Foods, Inc., Class A	65,333
2,749	Sara Lee Corp.	30,624

		201,154

	Gas Utilities — 0.7%
3,339	AGL Resources, Inc.	117,767
2,153	New Jersey Resources Corp.	78,175
3,089	Nicor, Inc.	113,026
3,308	Oneok, Inc.	121,139

		430,107

	Hotels, Restaurants & Leisure — 0.4%
2,298	Darden Restaurants, Inc.	78,431
5,300	Starwood Hotels & Resorts Worldwide, Inc.	175,059

		253,490

	Household Durables — 0.3%
375	KB Home	6,229
4,004	Leggett & Platt, Inc.	77,678
2,847	Tupperware Brands Corp.	113,652

		197,559

	Household Products — 0.5%
2,041	Clorox Co. (The)	120,052
2,530	Kimberly-Clark Corp.	149,219

		269,271

	Industrial Conglomerates — 0.1%
4,181	General Electric Co.	68,652

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Insurance — 0.9%
3,590	Allstate Corp. (The)	$109,926
3,193	Arthur J. Gallagher & Co.	77,813
3,117	Cincinnati Financial Corp.	81,011
3,152	Mercury General Corp.	114,039
3,920	Zenith National Insurance Corp.	121,128

		503,917

	Leisure Equipment & Products — 0.1%
2,998	Mattel, Inc.	55,343

	Machinery — 0.8%
3,712	Briggs & Stratton Corp.	72,050
1,577	Caterpillar, Inc.	80,947
2,495	Eaton Corp.	141,192
1,578	Joy Global, Inc.	77,227
2,650	Timken Co. (The)	62,090
1,727	Trinity Industries, Inc.	29,687

		463,193

	Media — 0.1%
2,027	McGraw-Hill Cos., Inc. (The)	50,959

	Metals & Mining — 0.1%
2,344	Commercial Metals Co.	41,958
2,135	Steel Dynamics, Inc.	32,751

		74,709

	Multi Utilities — 1.3%
2,645	Alliant Energy Corp.	73,663
3,214	Black Hills Corp.	80,897
3,344	Centerpoint Energy, Inc.	41,566
3,542	DTE Energy Co.	124,466
4,652	NiSource, Inc.	64,616
3,314	OGE Energy Corp.	109,627
3,041	SCANA Corp.	106,131
1,741	Sempra Energy	86,719
3,842	TECO Energy, Inc.	54,095

		741,780

	Oil, Gas & Consumable Fuels — 0.3%
1,840	Chevron Corp.	129,591
2,392	Sunoco, Inc.	68,053

		197,644

	Paper & Forest Products — 0.2%
4,881	MeadWestvaco Corp.	108,895

	Personal Products — 0.1%
2,266	Avon Products, Inc.	76,953

	Pharmaceuticals — 0.6%
3,323	Bristol-Myers Squibb Co.	74,834
3,035	Eli Lilly & Co.	100,246
3,306	Merck & Co., Inc.	104,569
4,444	Pfizer, Inc.	73,548

		353,197

	REITs - Apartments — 3.6%
8,501	AvalonBay Communities, Inc.	618,278
13,500	Camden Property Trust	544,050
23,800	Equity Residential	730,660
2,600	Essex Property Trust, Inc.	206,908

		2,099,896

	REITs - Diversified — 1.6%
16,000	BioMed Realty Trust, Inc.	220,800
4,500	NRDC Acquisition Corp.(h)	46,530
10,749	Vornado Realty Trust	692,343

		959,673

	REITs - Healthcare — 2.5%
19,000	HCP, Inc.	546,060
1,500	Health Care REIT, Inc.	62,430
16,200	Nationwide Health Properties, Inc.	502,038
23,200	Omega Healthcare Investors, Inc.	371,664

		1,482,192

	REITs - Hotels — 0.9%
42,300	Host Hotels & Resorts, Inc.	497,871
	REITs - Industrial — 2.1%
11,800	AMB Property Corp.	270,810
60,400	DCT Industrial Trust, Inc.	308,644
9,800	First Potomac Realty Trust	113,288
15,500	Liberty Property Trust	504,215

		1,196,957

	REITs - Manufactured Homes — 0.1%
1,900	Equity Lifestyle Properties, Inc.	81,301

	REITs - Office — 3.1%
700	Alexandria Real Estate Equities, Inc.	38,045
10,600	Boston Properties, Inc.	694,830
5,700	Digital Realty Trust, Inc.	260,547
15,300	Dupont Fabros Technology, Inc.	203,949
18,700	HRPT Properties Trust	140,624
13,300	Kilroy Realty Corp.	368,942
4,100	Mack-Cali Realty Corp.	132,553

		1,839,490

	REITs - Regional Malls — 3.0%
12,288	Macerich Co. (The)	372,695
18,356	Simon Property Group, Inc.	1,274,457
3,600	Taubman Centers, Inc.	129,888

		1,777,040

	REITs - Shopping Centers — 2.1%
7,600	Federal Realty Investment Trust	466,412
17,100	Kimco Realty Corp.	222,984
31,300	Kite Realty Group Trust	130,521
11,100	Regency Centers Corp.	411,255

		1,231,172

	REITs - Storage — 1.6%
31,400	Extra Space Storage, Inc.	331,270
8,000	Public Storage, Inc.	601,920

		933,190

	REITs - Triple Net Lease — 0.8%
4,200	Entertainment Properties Trust	143,388
9,600	National Retail Properties, Inc.	206,112
3,700	Realty Income Corp.	94,905

		444,405

	Specialty Retail — 0.1%
2,250	Home Depot, Inc.	59,940

	Textiles, Apparel & Luxury Goods — 0.3%
2,400	VF Corp.	173,832

	Thrifts & Mortgage Finance — 0.3%
3,721	Astoria Financial Corp.	41,080

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
7,500	Federal Home Loan Mortgage Corp.(h)(i)	$13,500
2,220	First Niagara Financial Group, Inc.	27,372
5,217	New York Community Bancorp, Inc.	59,578
2,064	People’s United Financial, Inc.	32,116

		173,646

	Tobacco — 0.8%
4,900	Altria Group, Inc.	87,269
3,576	Lorillard, Inc.	265,697
3,170	Universal Corp.	132,569

		485,535

	Trading Companies & Distributors — 0.3%
2,870	Watsco, Inc.	154,722

	Total Common Stocks (Identified Cost $28,713,953)	21,615,743

Preferred Stocks — 0.4%
	Capital Markets — 0.1%
625	Newell Financial Trust I, 5.250%	22,109

	Diversified Financial Services — 0.1%
129	Preferred Blocker, Inc., 7.000%, 144A	75,018

	Thrifts & Mortgage Finance — 0.2%
4,125	Countrywide Capital IV, 6.750%	83,201
2,800	Federal Home Loan Mortgage Corp., 5.570%(h)(i)	4,480
1,200	Federal Home Loan Mortgage Corp., 5.660%(h)(i)	1,980
400	Federal Home Loan Mortgage Corp., 5.700%(h)(i)	1,028
750	Federal Home Loan Mortgage Corp., 5.790%(h)(i)	1,995
300	Federal Home Loan Mortgage Corp., 5.810%(h)(i)	819
600	Federal Home Loan Mortgage Corp., 5.900%(h)(i)	1,020
250	Federal Home Loan Mortgage Corp., 6.420%(h)(i)	750
975	Federal Home Loan Mortgage Corp., 6.550%(h)(i)	1,774
10,925	Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(h)(i)	19,774
550	Federal National Mortgage Association, 4.750%(h)(i)	1,403
150	Federal National Mortgage Association, 5.810%(h)(i)	419
250	Federal National Mortgage Association, 6.750%(h)(i)	393
10,000	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(h)(i)	16,100

		135,136

	Total Preferred Stocks (Identified Cost $703,258)	232,263

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 2.1%
$1,196,351	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $1,196,351 on 10/01/2009, collateralized by $1,220,000 Federal National Mortgage Association, 3.000% due 1/13/2014 valued at $1,226,100 including accrued interest(j) (Identified Cost $1,196,351)	$1,196,351

	Total Investments — 99.2% (Identified Cost $66,714,364)(a)	58,048,883
	Other assets less liabilities—0.8%	487,259

	Net Assets — 100.0%	$58,536,142

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation or the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset values.

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Portfolio’s investments in REITs.

Amortization of premium on debt securities is excluded for tax purposes.): At September 30, 2009, the net unrealized depreciation on investments based on a cost of $66,572,407 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,228,446
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,751,970)

Net unrealized depreciation	$(8,523,524)

At December 31, 2008, the Portfolio had a capital loss carryforward of approximately $6,802,865 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $2,921,447. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of September 30, 2009 is disclosed.
(c)	Illiquid security. At September 30, 2009, the value of these securities amounted to $587,227 or 1.0% of net assets.
(d)	Fair valued security by the Portfolio’s investment subadviser. At September 30, 2009 the value of this security amounted to $111,694 or 0.2% of net assets.
(e)	All or a portion of this security is held as collateral for open forward foreign currency contracts.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Non-income producing security.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(j)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the value of these securities amounted to $3,662,514 or 6.3% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Portfolio’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Portfolio has committed to buy or sell represents the aggregate exposure to each currency the Portfolio has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2009, the Portfolio had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	10/30/2009	Singapore Dollar	1,510,000	$1,071,715	$6,346
Sell[1]	10/30/2009	Singapore Dollar	1,510,000	1,071,715	(23,292)

Total					$(16,946)

[1]	Counterparty is Barclays Bank PLC

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Car Loan	$—	$100,000	$—	$100,000
ABS Credit Card	—	—	102,422	102,422
ABS Other	—	—	100,000	100,000
Aerospace & Defense	—	96,532	—	96,532
Airlines	—	834,072	—	834,072
Automotive	—	725,309	108,962	834,271
Banking	—	1,463,572	—	1,463,572
Building Materials	—	685,966	—	685,966
Chemicals	—	157,985	—	157,985
Collateralized Mortgage Obligation	—	—	22,833	22,833
Commercial Mortgage-Backed Securities	—	929,839	—	929,839
Construction Machinery	—	452,427	—	452,427
Consumer Products	—	83,147	—	83,147
Diversified Financial Services	—	9,312	—	9,312
Diversified Manufacturing	—	91,200	—	91,200
Electric	—	71,440	—	71,440
Entertainment	—	472,988	—	472,988
Government Guaranteed	—	171,717	—	171,717
Government Owned - No Guarantee	—	281,436	—	281,436
Healthcare	—	1,632,113	—	1,632,113
Home Construction	—	872,000	—	872,000
Independent Energy	—	339,753	—	339,753
Local Authorities	—	465,578	—	465,578
Lodging	—	27,300	—	27,300
Media Cable	—	860,780	—	860,780
Media Non-Cable	—	578,016	—	578,016
Metals & Mining	—	303,584	—	303,584
Municipal	—	39,973	—	39,973
Non-Captive Consumer	—	751,047	111,694	862,741
Non-Captive Diversified	—	1,507,136	—	1,507,136
Oil Field Services	—	45,112	—	45,112
Paper	—	1,011,771	—	1,011,771
Pharmaceuticals	—	259,781	—	259,781
Pipelines	—	210,180	—	210,180
Property & Casualty Insurance	—	465,811	—	465,811
Railroads	—	54,269	—	54,269
REITs	—	22,796	—	22,796
Retailers	—	2,265,228	—	2,265,228
Sovereigns	—	1,493,597	—	1,493,597
Supermarket	—	247,200	—	247,200
Supranational	—	1,073,718	67,829	1,141,547
Technology	—	1,921,410	—	1,921,410
Transportation Services	—	235,580	—	235,580
Treasuries	—	8,039,794	—	8,039,794
Wireless	—	1,142,407	232,941	1,375,348
Wirelines	—	1,764,969	—	1,764,969

Total Bonds and Notes	—	34,257,845	746,681	35,004,526

Common Stocks (*)	21,615,743	—	—	21,615,743

Preferred Stocks
Capital Markets	—	22,109	—	22,109
Diversified Financial Services	—	75,018	—	75,018
Thrifts & Mortgage Finance	109,782	25,354	—	135,136

Total Preferred Stocks	109,782	122,481	—	232,263

Short-Term Investments	1,196,351	—	—	1,196,351

Total Investments	22,921,876	34,380,326	746,681	58,048,883

Forward Foreign Currency Contracts (unrealized appreciation)	—	6,346	—	6,346

Total	$22,921,876	$34,386,672	$746,681	$58,055,229

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(23,292)	$—	$(23,292)

(*)	Major categories of the Portfolio’s investments are above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2009:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in/(out) Level 3	Balance as of September 30, 2009
Bonds and Notes
ABS Credit Card	$68,000	$—	$—	$34,422	$—	$—	$102,422
ABS Other	—	—	—	13	99,987	—	100,000
Automotive	—	—	—	19,536	—	89,426	108,962
Chemicals	107,000	502	(4,677)	12,725	(4,300)	(111,250)	—
Collateralized Mortgage Obligation	—	—	196	—	22,637	—	22,833
Healthcare	146,600	967	—	124,034	(3,589)	(268,012)	—
Home Construction	63,250	782	(160,499)	187,905	(91,438)	—	—
Metals & Mining	217,639	338	—	85,607	—	(303,584)	—
Non-Captive Consumer	—	1,703	—	25,296	—	84,695	111,694
Non-Captive Diversified	37,459	294	(23,597)	9,513	(23,669)	—	—
Supranational	120,812	5,280	(65,409)	80,520	(73,374)	—	67,829
Technology	38,900	104	(95,306)	131,390	(45,688)	(29,400)	—
Wireless	269,701	13	(33,675)	53,691	(56,789)	—	232,941
Preferred Stocks
Capital Markets	15,625	—	—	6,484	—	(22,109)	—
Diversified Financial Services	32,250	—	(222)	42,715	275	(75,018)	—

Total	$1,117,236	$9,983	$(383,189)	$813,851	$(175,948)	$(635,252)	$746,681

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Derivatives

Effective January 1, 2009, the Portfolio adopted accounting standards related to derivative instruments and hedging activities which require enhanced disclosures. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Portfolio currently uses include forward foreign currency contracts.

The Portfolio is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Portfolio assets denominated in foreign currencies. The Portfolio may enter into forward foreign currency contracts for hedging purposes to protect the value of the Portfolio’s holdings of foreign securities. The Portfolio may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Portfolio.

Industry Summary at September 30, 2009 (Unaudited)

Treasuries	13.7%
Retailers	3.9
REITs - Apartments	3.6
Technology	3.3
REITs - Office	3.1
REITs - Regional Malls	3.0
Wirelines	3.0
Healthcare	2.8
Non-Captive Diversified	2.6
Sovereigns	2.5
REITs - Healthcare	2.5
Banking	2.5
Wireless	2.3
REITs - Shopping Centers	2.1
REITs - Industrial	2.1
Other Investments, less than 2% each	44.1
Short-Term Investments	2.1

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.8% of Net Assets
	Aerospace & Defense — 1.8%
59,600	Boeing Co. (The)	$3,227,340
14,600	General Dynamics Corp.	943,160
72,053	GeoEye, Inc.(b)	1,931,020

		6,101,520

	Air Freight & Logistics — 0.8%
11,950	C.H. Robinson Worldwide, Inc.	690,113
11,500	FedEx Corp.	865,030
22,500	United Parcel Service, Inc., Class B	1,270,575

		2,825,718

	Airlines — 0.3%
107,850	Delta Air Lines, Inc.(b)	966,336

	Automotive — 0.0%
5,900	Harley-Davidson, Inc.	135,700

	Beverages — 0.7%
30,200	Coca-Cola Co. (The)	1,621,740
10,000	PepsiCo, Inc.	586,600

		2,208,340

	Biotechnology — 1.3%
22,511	Alexion Pharmaceuticals, Inc.(b)	1,002,640
22,600	Amgen, Inc.(b)	1,361,198
17,250	Celgene Corp.(b)	964,275
17,000	Genzyme Corp.(b)	964,410

		4,292,523

	Building Products — 0.3%
31,750	Armstrong World Industries, Inc.(b)	1,094,105

	Capital Markets — 4.8%
15,517	Affiliated Managers Group, Inc.(b)	1,008,760
125,500	Bank of New York Mellon Corp.	3,638,245
43,600	Franklin Resources, Inc.	4,386,160
5,000	Goldman Sachs Group, Inc. (The)	921,750
83,498	Janus Capital Group, Inc.	1,184,002
111,648	Legg Mason, Inc.	3,464,437
82,906	Raymond James Financial, Inc.	1,930,052

		16,533,406

	Chemicals — 0.4%
11,800	Ecolab, Inc.	545,514
41,430	Quaker Chemical Corp.	908,560

		1,454,074

	Commercial Banks — 1.3%
34,468	Commerce Bancshares, Inc.	1,283,588
50,119	Fifth Third Bancorp	507,706
91,220	First Horizon National Corp.(b)	1,206,838
25,015	SVB Financial Group(b)	1,082,399
11,500	Wells Fargo & Co.	324,070

		4,404,601

	Commercial Services & Supplies — 0.5%
38,539	Brink’s Co. (The)	1,037,085
41,099	Rollins, Inc.	774,716

		1,811,801

	Communications Equipment — 3.0%
239,155	Brocade Communications Systems, Inc.(b)	1,879,758
84,950	Cisco Systems, Inc.(b)	1,999,723
37,870	CommScope, Inc.(b)	1,133,449
17,123	Comtech Telecommunications Corp.(b)	568,826
25,768	F5 Networks, Inc.(b)	1,021,186
80,756	Harris Stratex Networks, Inc., Class A(b)	565,292
29,700	Palm, Inc.(b)	517,671
52,950	QUALCOMM, Inc.	2,381,691

		10,067,596

	Computers & Peripherals — 4.3%
16,950	Apple, Inc.(b)	3,142,022
34,700	EMC Corp.(b)	591,288
148,350	Hewlett-Packard Co.	7,003,603
4,850	International Business Machines Corp.	580,109
44,032	NetApp, Inc.(b)	1,174,774
36,500	Seagate Technology	555,165
63,320	Teradata Corp.(b)	1,742,566

		14,789,527

	Construction & Engineering — 0.1%
17,664	Orion Marine Group, Inc.(b)	362,819

	Construction Materials — 0.2%
28,424	Eagle Materials, Inc.	812,358

	Consumer Finance — 1.7%
89,900	American Express Co.	3,047,610
158,550	Discover Financial Services	2,573,267

		5,620,877

	Diversified Consumer Services — 0.6%
48,998	Hillenbrand, Inc.	998,089
13,787	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	1,109,164

		2,107,253

	Diversified Financial Services — 2.9%
92,400	Bank of America Corp.	1,563,408
6,050	CME Group, Inc.	1,864,549
108,650	JPMorgan Chase & Co.	4,761,043
92,953	PHH Corp.(b)	1,844,188

		10,033,188

	Electric Utilities — 0.6%
41,724	Allete, Inc.	1,400,674
23,958	Portland General Electric Co.	472,452

		1,873,126

	Electrical Equipment — 0.4%
34,300	Rockwell Automation, Inc.	1,461,180

	Electronic Equipment, Instruments & Components — 0.4%
38,621	Amphenol Corp., Class A	1,455,239

	Energy Equipment & Services — 1.9%
140,765	Cal Dive International, Inc.(b)	1,392,166
14,469	Dril-Quip, Inc.(b)	718,241
68,993	Nabors Industries Ltd.(b)	1,441,954
30,700	National-Oilwell Varco, Inc.(b)	1,324,091
6,400	Schlumberger Ltd.	381,440
23,332	Seahawk Drilling, Inc.(b)	725,392
7,200	Transocean Ltd.(b)	615,816

		6,599,100

1

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Food & Staples Retailing — 1.8%
43,900	Kroger Co. (The)	$906,096
113,900	Safeway, Inc.	2,246,108
53,884	Spartan Stores, Inc.	761,381
27,450	Wal-Mart Stores, Inc.	1,347,520
27,600	Walgreen Co.	1,034,172

		6,295,277

	Food Products — 1.3%
16,300	General Mills, Inc.	1,049,394
18,048	Green Mountain Coffee Roasters, Inc.(b)	1,332,664
40,054	J.M. Smucker Co. (The)	2,123,263

		4,505,321

	Gas Utilities — 1.7%
49,891	Oneok, Inc.	1,827,008
60,330	Questar Corp.	2,265,995
65,564	UGI Corp.	1,643,034

		5,736,037

	Health Care Equipment & Supplies — 2.8%
122,050	Boston Scientific Corp.(b)	1,292,510
65,381	CareFusion Corp.(b)	1,425,306
28,417	DENTSPLY International, Inc.	981,523
10,351	Edwards Lifesciences Corp.(b)	723,638
43,954	Hospira, Inc.(b)	1,960,348
26,300	Medtronic, Inc.	967,840
23,291	Teleflex, Inc.	1,125,188
20,500	Zimmer Holdings, Inc.(b)	1,095,725

		9,572,078

	Health Care Providers & Services — 1.0%
20,797	CorVel Corp.(b)	590,635
17,976	HMS Holdings Corp.(b)	687,222
17,150	Medco Health Solutions, Inc.(b)	948,567
12,660	MEDNAX, Inc.(b)	695,287
8,550	UnitedHealth Group, Inc.	214,092
4,900	WellPoint, Inc.(b)	232,064

		3,367,867

	Health Care Technology — 0.5%
23,919	Cerner Corp.(b)	1,789,141

	Hotels, Restaurants & Leisure — 6.5%
171,000	Carnival Corp.	5,690,880
56,384	CEC Entertainment, Inc.(b)	1,458,090
19,404	Ctrip.com International Ltd., ADR(b)	1,140,761
53,878	International Game Technology	1,157,299
123,596	Interval Leisure Group, Inc.(b)	1,542,478
16,300	Las Vegas Sands Corp.(b)	274,492
117,167	Marriott International, Inc., Class A	3,232,638
6,000	McDonald’s Corp.	342,420
123,067	O’Charleys, Inc.(b)	1,153,138
38,474	Penn National Gaming, Inc.(b)	1,064,191
76,755	Starbucks Corp.(b)	1,584,991
71,800	Starwood Hotels & Resorts Worldwide, Inc.	2,371,554
70,673	Wyndham Worldwide Corp.	1,153,383

		22,166,315

	Household Durables — 1.5%
74,098	D.R. Horton, Inc.	845,458
35,068	Gafisa SA, ADR	1,064,665
111,420	Leggett & Platt, Inc.	2,161,548
1,482	NVR, Inc.(b)	944,582

		5,016,253

	Household Products — 1.1%
10,979	Church & Dwight Co., Inc.	622,948
14,000	Colgate-Palmolive Co.	1,067,920
33,900	Procter & Gamble Co.	1,963,488

		3,654,356

	Independent Power Producers & Energy Traders — 0.2%
29,183	NRG Energy, Inc.(b)	822,669

	Industrial Conglomerates — 0.4%
18,450	3M Co.	1,361,610

	Insurance — 0.7%
6,672	Fidelity National Financial, Inc., Class A	100,614
17,950	MetLife, Inc.	683,357
57,198	W.R. Berkley Corp.	1,445,965

		2,229,936

	Internet & Catalog Retail — 1.8%
11,250	Amazon.com, Inc.(b)	1,050,300
17,797	Blue Nile, Inc.(b)	1,105,550
96,846	HSN, Inc.(b)	1,576,653
11,436	Priceline.com, Inc.(b)	1,896,317
49,378	Ticketmaster Entertainment, Inc.(b)	577,229

		6,206,049

	Internet Software & Services — 1.4%
1,200	Baidu, Inc., Sponsored ADR(b)	469,260
5,100	Google, Inc., Class A(b)	2,528,835
19,178	MercadoLibre, Inc.(b)	737,586
23,221	NetEase.com, Inc., ADR(b)	1,060,735

		4,796,416

	IT Services — 2.6%
16,278	Alliance Data Systems Corp.(b)	994,260
107,912	Broadridge Financial Solutions, Inc.	2,169,031
38,538	Cognizant Technology Solutions Corp., Class A(b)	1,489,879
41,513	Fidelity National Information Services, Inc.	1,058,997
43,350	Lender Processing Services, Inc.	1,654,670
47,859	Wright Express Corp.(b)	1,412,319

		8,779,156

	Life Sciences Tools & Services — 1.2%
8,250	Covance, Inc.(b)	446,738
25,332	Illumina, Inc.(b)	1,076,610
29,839	Life Technologies Corp.(b)	1,389,005
13,154	Mettler-Toledo International, Inc.(b)	1,191,621

		4,103,974

	Machinery — 5.2%
85,725	Actuant Corp., Class A	1,376,744
38,232	Bucyrus International, Inc.	1,361,824
89,600	Caterpillar, Inc.	4,599,168
38,272	Cummins, Inc.	1,714,968
23,100	Danaher Corp.	1,555,092
9,927	Flowserve Corp.	978,207

2

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Machinery — continued
71,200	Illinois Tool Works, Inc.	$3,040,952
81,712	John Bean Technologies Corp.	1,484,707
2,718	Kadant, Inc.(b)	32,969
8,292	Middleby Corp. (The)(b)	456,143
16,500	PACCAR, Inc.	622,215
9,201	SPX Corp.	563,745

		17,786,734

	Marine — 0.2%
14,404	Kirby Corp.(b)	530,355

	Media — 3.0%
58,000	CBS Corp., Class B	698,900
133,100	Comcast Corp., Special Class A	2,140,248
35,748	Discovery Communications, Inc., Class A(b)	1,032,760
117,275	E.W. Scripps Co. (The), Class A(b)	879,562
89,600	Omnicom Group, Inc.	3,309,824
82,900	Walt Disney Co. (The)	2,276,434

		10,337,728

	Metals & Mining — 2.7%
9,750	Agnico-Eagle Mines Ltd.	661,537
39,400	Freeport-McMoRan Copper & Gold, Inc.	2,703,234
53,541	Reliance Steel & Aluminum Co.	2,278,705
54,703	Teck Resources Ltd., Class B(b)	1,508,162
9,650	United States Steel Corp.	428,171
27,450	Walter Energy, Inc.	1,648,647

		9,228,456

	Multi Utilities — 0.3%
41,167	MDU Resources Group, Inc.	858,332

	Multiline Retail — 1.1%
50,693	Big Lots, Inc.(b)	1,268,339
16,850	J.C. Penney Co., Inc.	568,687
27,400	Kohl’s Corp.(b)	1,563,170
94,788	Tuesday Morning Corp.(b)	394,318

		3,794,514

	Oil, Gas & Consumable Fuels — 3.4%
24,400	Apache Corp.	2,240,652
34,046	Concho Resources, Inc.(b)	1,236,551
41,000	Delek US Holdings, Inc.	351,370
9,450	Exxon Mobil Corp.	648,364
66,380	Penn Virginia Corp.	1,520,766
87,221	Petrohawk Energy Corp.(b)	2,111,620
8,650	Range Resources Corp.	426,964
175,500	Williams Cos., Inc.	3,136,185

		11,672,472

	Paper & Forest Products — 1.0%
19,093	Clearwater Paper Corp.(b)	789,114
44,183	International Paper Co.	982,188
61,982	Votorantim Celulose e Papel SA, Sponsored ADR(b)	1,017,124
13,200	Weyerhaeuser Co.	483,780

		3,272,206

	Personal Products — 1.8%
20,071	Alberto-Culver Co.	555,565
56,397	Avon Products, Inc.	1,915,242
56,255	Mead Johnson Nutrition Co., Class A	2,537,663
30,282	NBTY, Inc.(b)	1,198,562

		6,207,032

	Pharmaceuticals — 2.0%
48,250	Abbott Laboratories	2,386,927
84,889	Perrigo Co.	2,885,377
44,450	Pfizer, Inc.	735,648
12,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	637,056

		6,645,008

	Professional Services — 0.5%
195,311	CBIZ, Inc.(b)	1,457,020
5,150	Manpower, Inc.	292,057

		1,749,077

	Real Estate Management & Development — 0.6%
127,661	Forestar Group, Inc.(b)	2,193,216

	REITs — 1.3%
157,070	Anworth Mortgage Asset Corp.	1,237,712
260,871	Chimera Investment Corp.	996,527
73,133	Potlatch Corp.	2,080,634

		4,314,873

	Road & Rail — 1.0%
74,060	Celadon Group, Inc.(b)	837,619
42,800	Union Pacific Corp.	2,497,380

		3,334,999

	Semiconductors & Semiconductor Equipment — 6.7%
195,100	Applied Materials, Inc.	2,614,340
75,557	Broadcom Corp., Class A(b)	2,318,844
320,900	Intel Corp.	6,280,013
51,253	Lam Research Corp.(b)	1,750,802
100,374	Marvell Technology Group Ltd.(b)	1,625,055
54,650	Micron Technology, Inc.(b)	448,130
36,550	NVIDIA Corp.(b)	549,346
214,343	ON Semiconductor Corp.(b)	1,768,330
70,650	PMC-Sierra, Inc.(b)	675,414
29,741	Silicon Laboratories, Inc.(b)	1,378,793
43,800	Texas Instruments, Inc.	1,037,622
77,034	Varian Semiconductor Equipment Associates, Inc.(b)	2,529,797

		22,976,486

	Software — 3.7%
36,950	Activision Blizzard, Inc.(b)	457,811
23,087	ANSYS, Inc.(b)	865,070
28,950	Check Point Software Technologies Ltd.(b)	820,732
22,220	Concur Technologies, Inc.(b)	883,467
32,419	McAfee, Inc.(b)	1,419,628
22,599	MICROS Systems, Inc.(b)	682,264
156,750	Microsoft Corp.	4,058,257
15,250	Oracle Corp.	317,810
15,820	Perfect World Co. Ltd., Sponsored ADR(b)	760,942
38,560	Salesforce.com, Inc.(b)	2,195,221

		12,461,202

3

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Specialty Retail — 3.1%
65,800	Best Buy Co., Inc.	$2,468,816
27,850	CarMax, Inc.(b)	582,065
34,054	Guess?, Inc.	1,261,360
23,150	Home Depot, Inc.	616,716
13,600	Ross Stores, Inc.	649,672
233,137	Sally Beauty Holdings, Inc.(b)	1,657,604
68,221	Sonic Automotive, Inc., Class A	716,321
34,495	TJX Cos., Inc. (The)	1,281,489
40,031	Urban Outfitters, Inc.(b)	1,207,735

		10,441,778

	Textiles, Apparel & Luxury Goods — 1.2%
56,222	Fossil, Inc.(b)	1,599,516
22,637	Fuqi International, Inc.(b)	662,812
47,039	Lululemon Athletica, Inc.(b)	1,070,137
11,700	NIKE, Inc., Class B	756,990

		4,089,455

	Thrifts & Mortgage Finance — 0.4%
84,563	People’s United Financial, Inc.	1,315,800

	Tobacco — 0.3%
19,150	Philip Morris International, Inc.	933,371

	Water Utilities — 0.7%
123,821	American Water Works Co., Inc.	2,468,991

	Wireless Telecommunication Services — 0.8%
18,650	American Tower Corp., Class A(b)	678,860
32,620	Crown Castle International Corp.(b)	1,022,963
15,558	Millicom International Cellular SA(b)	1,131,689

		2,833,512

	Total Common Stocks (Identified Cost $280,218,908)	326,858,439

Principal Amount
Short-Term Investments — 4.6%
$15,630,493	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $15,630,493 on 10/01/2009, collateralized by $15,870,000 Federal National Mortgage Association, 3.000% due 1/13/2014 valued at $15,949,350 including accrued interest(c) (Identified Cost $15,630,493)	15,630,493

	Total Investments — 100.4% (Identified Cost $295,849,401)(a)	342,488,932
	Other assets less liabilities—(0.4)%	(1,211,085)

	Net Assets — 100.0%	$341,277,847

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

4

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At September 30, 2009, the net unrealized appreciation on investments based on a cost of $295,841,947 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$58,045,978
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,398,993)

Net unrealized appreciation	$46,646,985

At December 31, 2008, the Portfolio had a capital loss carryforward of approximately $11,926,149 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $21,450,644. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Option Contracts

The Portfolio may enter into option contracts. When the Portfolio purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Portfolio writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Portfolio enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Portfolio, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Portfolio are limited. At September 30, 2009, there were no open written or purchased option contracts.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Portfolio has categorized the inputs utilized in determining the value of the Portfolio’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$326,858,439	$—	$—	$326,858,439
Short-Term Investment	15,630,493	—	—	15,630,493

Total	$342,488,932	$—	$—	$342,488,932

*	Major categories of the Portfolio’s investments are included above.

Derivatives

Effective January 1, 2009, the Portfolio adopted accounting standards related to derivative instruments and hedging activities which require enhanced disclosures. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Portfolio may use include option contracts.

The Portfolio is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Portfolio may use option contracts to hedge against a decline in value of an equity security that it owns. The Portfolio may also write options to offset the cost of options used for hedging purposes.

5

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

  Industry Summary at September 30, 2009 (Unaudited)

Semiconductors & Semiconductor Equipment	6.7%
Hotels, Restaurants & Leisure	6.5
Machinery	5.2
Capital Markets	4.8
Computers & Peripherals	4.3
Software	3.7
Oil, Gas & Consumable Fuels	3.4
Specialty Retail	3.1
Media	3.0
Communications Equipment	3.0
Diversified Financial Services	2.9
Health Care Equipment & Supplies	2.8
Metals & Mining	2.7
IT Services	2.6
Pharmaceuticals	2.0
Other Investments, less than 2% each	39.1
Short-Term Investments	4.6

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

6

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 93.7% of Net Assets
	Aerospace & Defense — 1.2%
151,300	Hexcel Corp.(b)	$1,730,872
104,100	TransDigm Group, Inc.(b)	5,185,221

		6,916,093

	Auto Components — 1.1%
190,250	Autoliv, Inc.	6,392,400

	Capital Markets — 3.0%
680,625	Apollo Investment Corp.	6,499,968
387,675	FBR Capital Markets Corp.(b)	2,298,913
322,475	Fifth Street Finance Corp.	3,524,652
185,775	Waddell & Reed Financial, Inc. Class A	5,285,299

		17,608,832

	Chemicals — 4.3%
194,025	Airgas, Inc.	9,384,989
239,850	Scotts Miracle-Gro Co. (The), Class A	10,301,558
186,425	Sensient Technologies Corp.	5,177,022

		24,863,569

	Commercial Banks — 6.9%
327,700	BancorpSouth, Inc.	7,999,157
195,575	Cullen/Frost Bankers, Inc.	10,099,493
240,205	FirstMerit Corp.	4,571,101
246,575	PrivateBancorp, Inc.	6,031,225
324,200	Prosperity Bancshares, Inc.	11,278,918

		39,979,894

	Commercial Services & Supplies — 2.4%
493,652	Waste Connections, Inc.(b)	14,246,797

	Computers & Peripherals — 1.7%
554,925	QLogic Corp.(b)	9,544,710

	Consumer Finance — 1.6%
529,725	First Cash Financial Services, Inc.(b)	9,074,189

	Containers & Packaging — 1.0%
282,600	Packaging Corp. of America	5,765,040

	Diversified Consumer Services — 1.0%
391,125	Regis Corp.	6,062,438

	Electrical Equipment — 3.5%
201,200	A.O. Smith Corp.	7,665,720
168,825	General Cable Corp.(b)	6,609,499
414,475	GrafTech International Ltd.(b)	6,092,782

		20,368,001

	Energy Equipment & Services — 4.1%
567,550	Key Energy Services, Inc.(b)	4,937,685
185,075	Oil States International, Inc.(b)	6,501,685
311,725	Patterson-UTI Energy, Inc.	4,707,048
147,250	Unit Corp.(b)	6,074,062
868,792	Vantage Drilling Co.(b)	1,589,889

		23,810,369

	Food & Staples Retailing — 1.2%
183,650	BJ’s Wholesale Club, Inc.(b)	6,651,803

	Health Care Equipment & Supplies — 2.9%
173,175	Teleflex, Inc.	8,366,084
102,050	West Pharmaceutical Services, Inc.	4,144,251
192,925	Zoll Medical Corp.(b)	4,151,746

		16,662,081

	Health Care Providers & Services — 3.4%
161,125	MEDNAX, Inc.(b)	8,848,985
407,000	Patterson Cos., Inc.(b)	11,090,750

		19,939,735

	Hotels, Restaurants & Leisure — 1.3%
272,350	International Speedway Corp., Class A	7,508,690

	Insurance — 6.4%
203,150	Aspen Insurance Holdings Ltd.	5,377,380
226,550	Assured Guaranty Ltd.	4,399,601
269,850	Hanover Insurance Group, Inc. (The)	11,152,900
420,262	HCC Insurance Holdings, Inc.	11,494,166
169,941	Validus Holdings Ltd.	4,384,478

		36,808,525

	IT Services — 2.2%
154,825	CACI International, Inc., Class A(b)	7,318,577
237,325	SRA International, Inc., Class A(b)	5,123,847

		12,442,424

	Machinery — 8.0%
429,975	Actuant Corp., Class A	6,905,398
182,425	Bucyrus International, Inc.	6,497,978
189,150	Kaydon Corp.	6,132,243
206,375	Lincoln Electric Holdings, Inc.	9,792,494
105,225	Lindsay Corp.	4,143,761
75,225	Nordson Corp.	4,219,370
260,450	Robbins & Myers, Inc.	6,115,366
29,275	Valmont Industries, Inc.	2,493,645

		46,300,255

	Media — 1.9%
152,000	John Wiley & Sons, Inc., Class A	5,286,560
455,275	Regal Entertainment Group, Class A	5,608,988

		10,895,548

	Metals & Mining — 2.3%
121,500	Coeur d’Alene Mines Corp.(b)	2,490,750
454,125	Thompson Creek Metals Co., Inc.(b)	5,481,289
87,975	Walter Industries, Inc.	5,283,778

		13,255,817

	Oil, Gas & Consumable Fuels — 2.8%
176,800	Arena Resources, Inc.(b)	6,276,400
191,950	Concho Resources, Inc.(b)	6,971,624
473,400	PetroQuest Energy, Inc.(b)	3,072,366

		16,320,390

	Paper & Forest Products — 0.3%
293,950	Louisiana-Pacific Corp.(b)	1,960,647

	Professional Services — 1.9%
247,975	Watson Wyatt Worldwide, Inc., Class A	10,801,791

	Real Estate Management & Development — 0.9%
109,425	Jones Lang LaSalle, Inc.	5,183,462

	REITs — 4.1%
2,244,175	Chimera Investment Corp.	8,572,748
100,725	DiamondRock Hospitality Co.(b)	815,873
120,700	LaSalle Hotel Properties	2,372,962

1

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	REITs — continued
1,466,600	MFA Financial, Inc.	$11,674,136

		23,435,719

	Road & Rail — 1.3%
191,650	Landstar System, Inc.	7,294,199

	Semiconductors & Semiconductor Equipment — 4.7%
198,225	Microsemi Corp.(b)	3,129,973
798,825	RF Micro Devices, Inc.(b)	4,337,619
329,125	Skyworks Solutions, Inc.(b)	4,357,615
499,125	TriQuint Semiconductor, Inc.(b)	3,853,245
347,725	Varian Semiconductor Equipment Associates, Inc.(b)	11,419,289

		27,097,741

	Software — 7.1%
26,125	Factset Research Systems, Inc.	1,730,520
309,065	MICROS Systems, Inc.(b)	9,330,672
339,325	Nice Systems Ltd., Sponsored ADR(b)	10,329,053
394,100	Sybase, Inc.(b)	15,330,490
244,175	Tyler Technologies, Inc.(b)	4,172,951

		40,893,686

	Specialty Retail — 1.1%
243,915	Aaron Rents, Inc.	6,439,356

	Textiles, Apparel & Luxury Goods — 4.3%
380,650	Hanesbrands, Inc.(b)	8,145,910
260,325	Phillips-Van Heusen Corp.	11,139,307
228,800	Wolverine World Wide, Inc.	5,683,392

		24,968,609

	Thrifts & Mortgage Finance — 1.9%
224,850	Danvers Bancorp, Inc.	3,055,712
460,950	Washington Federal, Inc.	7,771,617

		10,827,329

	Wireless Telecommunication Services — 1.9%
613,650	Syniverse Holdings, Inc.(b)	10,738,875

	Total Common Stocks (Identified Cost $448,968,413)	541,059,014

Exchange Traded Funds — 4.8%
491,625	iShares Russell 2000 Value Index Fund (Identified Cost $24,697,675)	27,791,561

Principal Amount
Short-Term Investments — 1.1%
$6,656,710	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $6,656,710 on 10/01/2009, collateralized by $6,610,000 Federal Home Loan Bank, 5.645%, due 10/05/2017 valued at $6,791,775 including accrued interest(c) (Identified Cost $6,656,710)	6,656,710

	Total Investments — 99.6% (Identified Cost $480,322,798)(a)	$575,507,285
	Other assets less liabilities—0.4%	2,213,655

	Net Assets — 100.0%	$577,720,940

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

2

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $480,292,166 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,879,491
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,664,372)

Net unrealized appreciation	$95,215,119

At December 31, 2008, the Fund had a capital loss carryforward of approximately $622,356 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $16,790,766. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$541,059,014	$—	$—	$541,059,014
Exchange Traded Funds	27,791,561	—	—	27,791,561
Short-Term Investment	6,656,710	—	—	6,656,710

Total	$575,507,285	$—	$—	$575,507,285

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2009 (Unaudited)

Machinery	8.0%
Software	7.1
Commercial Banks	6.9
Insurance	6.4
Exchange Traded Funds	4.8
Semiconductors & Semiconductor Equipment	4.7
Textiles, Apparel & Luxury Goods	4.3
Chemicals	4.3
Energy Equipment & Services	4.1
REITs	4.1
Electrical Equipment	3.5
Health Care Providers & Services	3.4
Capital Markets	3.0
Health Care Equipment & Supplies	2.9
Oil, Gas & Consumable Fuels	2.8
Commercial Services & Supplies	2.4
Metals & Mining	2.3
IT Services	2.2
Other Investments, less than 2% each	21.3
Short-Term Investments	1.1

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date: November 23, 2009

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date: November 23, 2009